Schedule of Common Stock (Detail) - shares	Jun. 16, 2015	Mar. 31, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Total number of authorized shares		10,000,000,000	10,000,000,000
Subsequent Event | Model AA Class Shares
Class of Stock [Line Items]
Name of shares to be offered for subscription	Model AA Class Shares
Voting rights	Model AA Class Shares shall have voting rights. The number of shares constituting one unit (tangen) of shares of TMC shall be 100.
Transfer restrictions	Model AA Class Shares shall have transfer restrictions.
Subsequent Event | Model AA Class Shares | Maximum
Class of Stock [Line Items]
Total number of authorized shares	150,000,000
Subsequent Event | First Series Model AA Class Shares
Class of Stock [Line Items]
Expected issuance date (Payment date)
Method of offering	Public offering in Japan
Issue Price, description	For determination of the Issue Price, an approach similar to the book-building approach specified in Article 25 of the Rules Regarding Underwriting of Securities prescribed by the Japan Securities Dealers Association will apply, and the Issue Price will then be determined in comprehensive consideration of demand based on the provisional range (*), the price level of the Common Shares to which the value of the First Series Model AA Class Shares are expected to be significantly linked, the risk of price volatility, etc. * The provisional range for the Issue Price shall be calculated by multiplying the closing price of regular trading of Common Shares on the Tokyo Stock Exchange on the Issue Price Determination Date (the closing price on the previous day, in the event there is no closing price on the Issue Price Determination Date) by any number through 1.26 to 1.30. Any fractions of less than one yen shall be disregarded.
Subsequent Event | First Series Model AA Class Shares | Maximum
Class of Stock [Line Items]
Number of shares to be issued	50,000,000
Subsequent Event | First Series Model AA Class Shares | Minimum
Class of Stock [Line Items]
Number of shares to be issued	30,000,000
Scenario Forecast | First Series Model AA Class Shares
Class of Stock [Line Items]
Dividends	Dividends per First Series Model AA Class Share shall be 0.5% of the Issue Price regarding the fiscal year of TMC in which the issuance date of the First Series Model AA Class Shares falls. From and after the second fiscal year, the dividends shall incrementally increase by 0.5% annually until the fifth fiscal year. From and after the fifth fiscal year, the dividends shall be 2.5% of the Issue Price.
Shareholder's right	After a date falling approximately five years following the date of issuance, shareholders of the First Series Model AA Class Shares shall have conversion right into Common Shares and cash put options.
TMC's right	After a date falling approximately five years following the date of issuance, TMC shall have cash call options.
Scenario Forecast | First Series Model AA Class Shares | Maximum
Class of Stock [Line Items]
Issue Price determination ratio	130.00%
Scenario Forecast | First Series Model AA Class Shares | Minimum
Class of Stock [Line Items]
Issue Price determination ratio	126.00%